Earnings Per Share - Schedule of Calculation of Earnings Per Share (Details) - EUR (€) € / shares in Units, € in Thousands	3 Months Ended		9 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Earnings per share [abstract]
Weighted number of outstanding shares	187,827,437	182,721,369	187,522,182	182,721,369
Weighted number of outstanding shares (diluted and undiluted)	187,827,437	182,721,369	187,522,182	182,721,369
Net profit attributable to ordinary shareholders	€ 74,640	€ 63,102	€ 139,137	€ 103,309
Basic	€ 0.4	€ 0.35	€ 0.74	€ 0.57
Diluted	€ 0.4	€ 0.35	€ 0.74	€ 0.57